Accrued Expenses and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Accrued employee compensation and benefits	$183,158	$14,245	$1,833
Accrued professional fees	129,709	358,754	46,176
Customer advance payable to third party vendors or government agencies	83,999	498,176	64,121
Refundable customer deposits	104,059	88,300	11,365
Others	18,882	18,961	2,441
Total	$519,807	$978,436	$125,936

Accrued expenses and other payables consisted of the following:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Accrued employee compensation and benefits	$17,813	$183,158	$23,404
Accrued professional fees	83,829	129,709	16,574
Customer advance payable to third party vendors or government agencies	13,255	83,999	10,733
Refundable customer deposits	137,678	104,059	13,297
Others	44,910	18,882	2,413
Total	$297,485	$519,807	$66,421